Investments in Unconsolidated Joint Ventures, 2020 Joint Venture (Details) $ in Thousands			12 Months Ended
	Apr. 22, 2021 USD ($)	Apr. 24, 2020 USD ($) Vessel Company Agreement	Dec. 31, 2024 USD ($) Installment Valuation t	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 27, 2024 USD ($)	Aug. 01, 2024	Dec. 10, 2020	Mar. 31, 2020	Mar. 12, 2020 USD ($)
Investments in Unconsolidated Joint Ventures [Abstract]
Prepayments of loan			$ 133,992	$ 76,384	$ 68,893
MR Seller [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Number of joint venture agreements | Agreement		2
M/T Eco Yosemite Park and M/T Eco Joshua Park [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Estimated useful life of vessels			25 years
M/T Eco Yosemite Park [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Dwt of scrubber-fitted vessels | t			50,000
M/T Eco Joshua Park [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Dwt of scrubber-fitted vessels | t			50,000
California 19 Inc. and California 20 Inc. [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Number of companies owning vessels | Company		2
Number of scrubber-fitted vessels owned | Vessel		2
Investment in unconsolidated joint venture		$ 27,000
California 19 Inc. and California 20 Inc. [Member] | JV Alpha Facility [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Face amount										$ 37,660
Term of loan			5 years
Minimum market value of vessels as a percentage of amount outstanding			200.00%
Number of valuations to be performed per year | Valuation			3
California 19 Inc. and California 20 Inc. [Member] | JV Alpha Facility [Member] | LIBOR [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Basis spread on variable rate			3.00%
California 19 Inc. and California 20 Inc. [Member] | Refinanced Credit Facility with Alpha Bank [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Face amount						$ 60,000
Number of payment installments | Installment			28
Frequency of periodic payment			quarterly
Period after draw down when repayments begin			3 months
Balance outstanding			$ 59,000
Asset cover ratio			125.00%
California 19 Inc. and California 20 Inc. [Member] | Refinanced Credit Facility with Alpha Bank [Member] | Term SOFR [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Basis spread on variable rate			2.20%
California 19 Inc. and California 20 Inc. [Member] | MR Seller [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Ownership percentage									50.00%
California 19 Inc. and California 20 Inc. [Member] | Just-C Limited [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Ownership percentage									50.00%
California 19 Inc. and California 20 Inc. [Member] | M/T Eco Yosemite Park [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Term of time charter							7 years		5 years
Optional term to extend time charter			2 years
Gross daily hire rate			$ 19,500
California 19 Inc. and California 20 Inc. [Member] | M/T Eco Yosemite Park [Member] | JV Alpha Facility [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Face amount										18,830
Balloon payment payable at maturity			18,830
California 19 Inc. and California 20 Inc. [Member] | M/T Eco Yosemite Park [Member] | Refinanced Credit Facility with Alpha Bank [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Face amount						30,000
Installment payment			$ 500
Balloon payment payable at maturity						16,000
California 19 Inc. and California 20 Inc. [Member] | M/T Eco Joshua Park [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Term of time charter							7 years		5 years
Optional term to extend time charter			2 years
Gross daily hire rate			$ 19,500
California 19 Inc. and California 20 Inc. [Member] | M/T Eco Joshua Park [Member] | JV Alpha Facility [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Face amount										$ 18,830
Balloon payment payable at maturity			18,830
California 19 Inc. and California 20 Inc. [Member] | M/T Eco Joshua Park [Member] | Refinanced Credit Facility with Alpha Bank [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Face amount						30,000
Installment payment			$ 500
Balloon payment payable at maturity						16,000
California 19 Inc. [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Ownership percentage		50.00%	50.00%	50.00%	50.00%			50.00%
Excess of purchase price over net book value of vessels		$ 1,646
Excess of fair market value over carrying value of vessels		$ 1,963
California 19 Inc. [Member] | JV Alpha Facility [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Prepayments of loan	$ 330
Balance outstanding	18,500
California 19 Inc. [Member] | Refinanced Credit Facility with Alpha Bank [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Face amount						30,000
California 20 Inc. [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Ownership percentage		50.00%	50.00%	50.00%	50.00%			50.00%
Excess of purchase price over net book value of vessels		$ 1,654
Excess of fair market value over carrying value of vessels		$ 1,963
California 20 Inc. [Member] | JV Alpha Facility [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Prepayments of loan	330
Balance outstanding	$ 18,500
California 20 Inc. [Member] | Refinanced Credit Facility with Alpha Bank [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Face amount						$ 30,000